SEGMENT REPORTING - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 55,960	$ 73,849	$ 73,849
Disposition/Write-off
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Owners.com
Goodwill
Disposition/Write-off	(17,889)
Operating Segment | Origination
Goodwill
Goodwill	25,279	25,279	25,279
Disposition/Write-off	0
Operating Segment | Servicer and Real Estate
Goodwill
Goodwill	30,681	30,681	30,681
Disposition/Write-off	0
Corporate And Eliminations
Goodwill
Goodwill	0	$ 17,889	$ 17,889
Disposition/Write-off	$ (17,889)